                                                                    OMB APPROVAL
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-04347
                                  -----------------------------------------

                                      GMO Trust
              -------------------------------------------------------------
                   (Exact name of registrant as specified in charter)

                   40 Rowes Wharf, Boston, MA                      02110
              -----------------------------------------------------------
                   (Address of principal executive offices)    (Zip code)

                   Scott Eston, Chief Executive Officer
                   40 Rowes Wharf, Boston, MA 02110
              ----------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code:  617-330-7500
                                                    -----------------

Date of fiscal year end:   11/30/2003
                         -------------------------

Date of reporting period:  12/1/02 - 11/30/03
                          ------------------------


GMO Alpha LIBOR Fund (the "Fund") has filed a registration statement pursuant to
Section 8(b) of the Investment Company Act of 1940. The Fund has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1 REPORT TO STOCKHOLDERS.

        (Annual Report for the period 12/1/02 through 11/30/03 is filed herewith)

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
NOVEMBER 30, 2003

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)


PORTFOLIO MANAGEMENT

Day-to-day management of the Fund's portfolio is the responsibility of the Fixed Income Division at Grantham, Mayo, Van Otterloo & Co. LLC.


MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

Shares of GMO Alpha LIBOR Fund returned 0.5% for the fiscal year ended November 30, 2003, as compared with the 1.3% return of the J.P. Morgan U.S. 3-Month Cash Index.

The Fund underperformed the benchmark during the fiscal year by 80 basis points. In late 2002, National Century Financial Enterprises (NPF) declared bankruptcy. Since November 30, 2002, the fair value of the NPF bonds, as determined by the Fund's trustees, has declined significantly, causing a serious deterioration of the net asset value. At fiscal year-end, approximately 83% of the portfolio was AAA-rated, 2% AA-rated, 4% A-rated, and the remaining 11% below A. Approximately 50% of the Fund was invested in highly-rated, floating rate, asset-backed securities. These included issues backed by auto, truck, credit card, and healthcare receivables. Approximately 22% of the Fund was invested in U.S. government securities. The remainder of the Fund was split among NPF (6%), collateralized bond obligations (20%) and corporate bonds (2%).

THE VIEWS EXPRESSED HERE ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

[CHART]

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                          GMO ALPHA LIBOR FUND AND THE
                       J.P. MORGAN U.S. 3-MONTH CASH INDEX
                             AS OF NOVEMBER 30, 2003

                                   Annual Dump

Alpha Libor Fund
As Of: 11/30/2003

         AVERAGE ANNUAL RETURNS
------------------------------------------
                                INCEPTION
1YR        5YR      10YR(ITD)  12/31/1999
------------------------------------------
0.5        N/A                      1.51


DATE               ALPHA LIBOR FUND      J.P. MORGAN U.S. 3 MONTH CASH
       12/31/1999                 10000                   10000
        3/31/2000                 10172                10153.62
        6/30/2000              10344.84                10317.15
        9/30/2000              10522.43                10491.27
       12/31/2000              10727.86                10681.25
        3/31/2001              10898.61                10859.69
        6/30/2001               11040.2                10999.51
        9/30/2001              11156.32                11127.64
       12/31/2001              11248.41                11208.73
        3/31/2002               11314.4                11258.17
        6/30/2002              11428.78                11321.85
        9/30/2002              11380.51                11376.92
       12/31/2002              10670.34                11433.48
        3/31/2003              10563.81                11474.41
        6/30/2003              10710.28                11514.14
        9/30/2003               10643.7                11546.99
       11/30/2003              10603.75                 11569.5


Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
NOVEMBER 30, 2003

  PAR VALUE ($)     DESCRIPTION                                                      VALUE ($)
------------------------------------------------------------------------------------------------
                    DEBT OBLIGATIONS -- 93.3%
                    ASSET-BACKED SECURITIES -- 69.5%
                    AIRLINES -- 1.1%
       3,400,000    Aircraft Finance Trust Series 99-1A Class A1,
                        Variable Rate, 1 mo. LIBOR + .48%, 1.60%, due
                        05/15/24                                                       2,431,000
                                                                                   -------------

                    AUTOMOTIVE -- 4.2%
       2,857,764    Capital Auto Receivables Asset Trust (GMAC) 2002-2 A3,
                        3.82%, due 07/15/05                                            2,884,667
       3,500,000    Ford Credit Auto Owner Trust Series 03-A Class A4A,
                        2.70%, due 06/15/07                                            3,515,821
       3,000,000    MMCA Wholesale Master Owner Trust
                        Series 03-2A Class NOTE, 144A,
                        Variable Rate, 1 mo. LIBOR + .40%, 1.56%, due
                        10/15/08                                                       3,000,000
                                                                                   -------------
                                                                                       9,400,488
                                                                                   -------------

                    CREDIT CARDS -- 15.0%
       5,000,000    American Express Credit Account Master Trust
                        Series 01-6 2003-1 A, 144A, AMBAC,
                        Variable Rate, 1 mo. LIBOR + .11%, 1.23%, due
                        09/15/10                                                       5,006,000
       4,000,000    Bank One Issuance Trust Series 02-A5 Class A5,
                        Variable Rate, 1 mo. LIBOR + .12%, 1.24%, due
                        06/15/10                                                       4,007,500
       5,000,000    Bank One Issuance Trust Series 03 Class A1,
                        Variable Rate, 1 mo. LIBOR + .12%, 1.24%, due
                        09/15/10                                                       5,007,812
       5,000,000    Chase Credit Card Master Trust Series 01-6 Class A,
                        Variable Rate, 1 mo. LIBOR + .13%, 1.25%, due
                        03/16/09                                                       5,010,150
       5,000,000    Discover Card Master Trust I 2003-2 Class A,
                        Variable Rate, 1 mo. LIBOR + .13%, 1.25%, due
                        08/15/10                                                       5,004,688
       4,600,000    Discover Card Master Trust I Series 00-5 Class A,
                        Variable Rate, 1 mo. LIBOR + .18%, 1.30%, due
                        11/15/07                                                       4,612,397
       5,000,000    MBNA Master Credit Card Trust Series 03 Class A3,
                        Variable Rate, 1 mo. LIBOR + .12%, 1.24%, due
                        08/16/10                                                       5,006,250
                                                                                   -------------
                                                                                      33,654,797
                                                                                   -------------

               See accompanying notes to the financial statements.

  PAR VALUE ($)     DESCRIPTION                                                      VALUE ($)
------------------------------------------------------------------------------------------------
                    HIGH YIELD COLLATERALIZED DEBT OBLIGATIONS -- 7.5%
       3,723,077    Great Point CBO Ltd Series 98-1A Class A1, 144A,
                        Variable Rate, 6 mo. LIBOR + .30%, 1.48%, due
                        10/15/10                                                       3,546,826
       1,932,363    Nomura CBO Ltd Series 97-2 Class A2, 144A, Step up,
                        6.26%, due 10/30/09                                            1,946,875
       2,392,588    Northstar CBO Ltd Series 97-2 Class A2, 144A,
                        Variable Rate, Step Up, 6.62%, due 07/15/09                    2,093,515
         765,528    Pacific Life CBO Series 98-1A Class A2A, 144A, Step Up,
                        6.56%, due 02/15/10                                              765,428
       3,341,186    Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A,
                        Step Up, 6.33%, due 09/15/09                                   3,477,808
       5,887,624    SHYPPCO Finance Co Series 1I Class A-2B, 144A, 6.64%,
                        due 06/15/10                                                   5,004,480
                                                                                   -------------
                                                                                      16,834,932
                                                                                   -------------

                    HOME EQUITY -- 0.9%
       2,000,000    CIT Group Home Equity Loan Trust Series 03-1 Class A3,
                        2.79%, due 03/20/29                                            1,992,660
                                                                                   -------------

                    INSURED AUTO -- 2.2%
       5,000,000    Aesop Funding II LLC Series 03-2A Class A1, 144A, MBIA,
                        2.74%, due 06/20/07                                            4,995,313
                                                                                   -------------

                    INSURED BUSINESS LOANS -- 1.5%
       1,498,193    CNL Commercial Mortgage Loan Trust Series 03-2A Class
                        A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%,
                        1.56%, due 10/25/30                                            1,498,193
       2,000,000    Golden Securites Corp Series 03-A Class A1, 144A,
                        Variable Rate, 1 mo. LIBOR + .30%, 1.47%, due
                        12/02/13                                                       2,000,000
                                                                                   -------------
                                                                                       3,498,193
                                                                                   -------------

                    INSURED EMERGING MARKETS COLLATERALIZED DEBT
                    OBLIGATIONS -- 3.7%
       5,067,223    Anfield Road I Ltd Series 1 Class A, CapMAC, PTE,
                        Variable Rate, 6 mo. LIBOR + .25%, 1.38%, due
                        11/06/06                                                       5,018,932
       3,353,013    Starvest Emerging Markets CBO-I Series 1A, Class A, CapMAC,
                        Variable Rate, 6 mo. LIBOR + .19%, 1.31%, due
                        07/30/11                                                       3,292,122
                                                                                   -------------
                                                                                       8,311,054
                                                                                   -------------

                    INSURED HIGH YIELD COLLATERALIZED DEBT OBLIGATIONS -- 4.8%

               See accompanying notes to the financial statements.

  PAR VALUE ($)     DESCRIPTION                                                      VALUE ($)
------------------------------------------------------------------------------------------------
       1,449,461    DLJ CBO Ltd Series 1A Class A2, 144A, FSA, 6.68%, due
                        04/15/11                                                       1,460,332
       1,862,581    GSC Partners CDO Fund Ltd Series 2A Class A, 144A, FSA,
                        Variable Rate, 6 mo. LIBOR + .52%, 1.75%, due
                        05/22/13                                                       1,841,627
       3,404,174    Northstar CBO Ltd Series 97-2I Class A2, 144A,
                        Variable Rate, Step Up, 4.12%, due 07/15/09                    3,408,667
       4,000,000    Spirit CBO Series 03-4AW Class A,
                        Variable Rate, 6 mo. LIBOR + .55%, 1.77%, due
                        05/23/11                                                       3,987,480
                                                                                   -------------
                                                                                      10,698,106
                                                                                   -------------

                    INSURED HOME EQUITY -- 4.2%
       1,682,740    Residential Funding Mortgage Securities Series 03-HS1 AII, FGIC,
                        Variable Rate, 1 mo. LIBOR + .29%, 1.41%, due 12/25/32         1,681,730
       3,444,991    Wachovia Asset Securization Inc Series 02-HE1 Class A, AMBAC,
                        Variable Rate, 1 mo. LIBOR + .37%, 1.49%, due 09/27/32         3,449,410
       4,207,471    Wachovia Asset Securization Inc Series 03-HE1 Class A1, FGIC,
                        Variable Rate, 1 mo. LIBOR + .29%, 1.41%, due 03/25/33         4,209,638
                                                                                   -------------
                                                                                       9,340,778
                                                                                   -------------

                    INSURED INSURANCE PREMIUMS -- 1.5%
       3,000,000    PFS Financing Corp Series 01-FA Class A, MBIA, 144A,
                        Variable Rate, 1 mo. LIBOR + .33%, 1.45%, due 06/15/08         3,000,000
        466,666     Polaris Funding Company Series EMTN,
                        Variable Rate, 1 mo. LIBOR + .45%, 1.57%, due 01/07/05           466,083
                                                                                   -------------
                                                                                       3,466,083
                                                                                   -------------

                    INSURED PERPETUAL LOAN COLLATERALIZED DEBT OBLIGATIONS --
                    3.0%
       7,000,000    Augusta Funding Ltd Series 10A Class F-1, 144A, CapMAC,
                        Variable Rate, 3 mo. LIBOR + .25%, 1.41%, due
                        06/30/17                                                       6,825,000
                                                                                   -------------

                    INSURED RESIDENTIAL MORTGAGE-BACKED SECURITIES -- 6.5%
       1,500,000    Chevy Chase Mortgage Funding Corp Series 03-4, 144A, AMBAC,
                        Variable Rate, 1 mo. LIBOR + .34%, 1.51%, due 10/13/34         1,500,000
       3,500,000    Quest Trust Series 03-X4 Class A, 144A,
                        Variable Rate, 1 mo. LIBOR +.43%, 1.55%, due 09/26/15          3,500,000

                    INSURED RESIDENTIAL MORTGAGE-BACKED SECURITIES --
                    CONTINUED
GBP    3,000,000    RMAC Series 03-NS1A Class A2A, AMBAC,
                        Variable Rate, 3 mo. GBP LIBOR + .45%, 4.14%, due
                        06/12/35                                                       5,162,130

               See accompanying notes to the financial statements.

  PAR VALUE ($)     DESCRIPTION                                                      VALUE ($)
------------------------------------------------------------------------------------------------
GBP    2,500,000    RMAC Series 03-NS2A Class A2A, 144A, AMBAC,
                        Variable Rate, 3 mo. GBP LIBOR + .40%, 4.09%, due
                        09/12/35                                                       4,303,925
                                                                                   -------------
                                                                                      14,466,055
                                                                                   -------------

                    NON-INSURED EMERGING MARKETS DEBT OBLIGATIONS -- 0.7%
       1,592,537    Oasis CBO Ltd, 144A,
                        Variable Rate, 6 mo. LIBOR + .38%, 1.63%, due
                        05/30/11                                                       1,551,847
                                                                                   -------------

                    RATE REDUCTION BOND -- 2.3%
       4,832,122    California Infrastructure PG&E Series 97-1 Class A7,
                        6.42%, due 09/25/08                                            5,096,190
                                                                                   -------------

                    RESIDENTIAL MORTGAGED-BACKED SECURITIES -- 5.2%
       4,378,345    Interstar Millennium Trust Series 03-3G Class A2,
                        Variable Rate, 3 mo. LIBOR + .25%, 1.39%, due
                        09/27/35                                                       4,378,345
       3,500,000    Interstar Millennium Trust Series 03-5G Class A2,
                        Variable Rate, 3 mo. LIBOR + .25%, 1.40%, due
                        01/20/36                                                       3,500,000
       3,747,437    Medallion Trust Series 03-1G Class A,
                        Variable Rate, 3 mo. LIBOR + .19%, 1.33%, due
                        12/21/33                                                       3,748,598
                                                                                   -------------
                                                                                      11,626,943
                                                                                   -------------

                    STUDENT LOANS -- 5.2%
         447,574    Bank One Student Loan Trust Series 94-A Class A2,
                        Variable Rate, 1 mo. LIBOR + .30%, 1.42%, due
                        10/25/16                                                         447,860
       2,400,000    Keycorp Student Loan Trust Series 94-B Certificates,
                        Variable Rate, 1 mo. LIBOR + .73%, 1.85%, due
                        11/25/21                                                       2,397,840
       2,000,000    Keycorp Student Loan Trust Series 95-A Class B,
                        Variable Rate, 1 mo. LIBOR + .75%, 1.87%, due
                        10/27/21                                                       1,998,600
       1,193,200    SMS Student Loan Trust Series 94-A Certificates,
                        Variable Rate, 1 mo. LIBOR + .70%, 1.82%, due
                        07/26/21                                                       1,193,797
       1,051,400    SMS Student Loan Trust Series 94-B Certificates,
                        Variable Rate, 1 mo. LIBOR + .75%, 1.87%, due
                        10/25/23                                                       1,052,557
         986,400    SMS Student Loan Trust Series 95-A Certificates,
                        Variable Rate, 1 mo. LIBOR + .65%, 1.77%, due
                        04/25/25                                                         987,682

               See accompanying notes to the financial statements.

  PAR VALUE ($)     DESCRIPTION                                                      VALUE ($)
------------------------------------------------------------------------------------------------
                    STUDENT LOANS -- CONTINUED
       2,963,406    SMS Student Loan Trust Series 97-A Class A,
                        Variable Rate, 3 mo. T-Bill + .60%, 1.55%, due
                        10/27/25                                                       2,961,035
         592,300    Student Loan Marketing Association Series 96-4 Class A2,
                        Variable Rate, 3 mo. U.S. Treasury Bill + .64%,
                        1.64%, due 07/25/09                                              589,339
                                                                                   -------------
                                                                                      11,628,710
                                                                                   -------------

                    TOTAL ASSET-BACKED SECURITIES                                    155,818,149
                                                                                   -------------

                    CORPORATE DEBT -- 2.1%
       2,603,878    Continental Airlines Series 99-1A, 6.55%, due 02/02/19             2,577,839
       2,000,000    General Motors Acceptance Corp, 7.50%, due 07/15/05                2,135,760
                                                                                   -------------
                                                                                       4,713,599
                                                                                   -------------

                    U.S. GOVERNMENT -- 21.7%
      28,649,750    U.S. Treasury Inflation Indexed Note, 3.63%, due
                        01/15/08(a)                                                   31,555,015
      17,000,000    U.S. Treasury Note, 2.00%, due 11/30/04(b)                        17,092,970
                                                                                   -------------
                                                                                      48,647,985
                                                                                   -------------

                    TOTAL DEBT OBLIGATIONS (COST $209,815,485)                       209,179,733
                                                                                   -------------

     SHARES
----------------
                    PRIVATE INVESTMENT FUND -- 5.8%
    1,076,404       GMO SPV I, LLC*(c)(d)                                             12,949,142
                                                                                   -------------

                    TOTAL PRIVATE INVESTMENT FUND
                    (COST $107,268,319)                                               12,949,142
                                                                                   -------------

               See accompanying notes to the financial statements.

 PAR VALUE ($)/
   PRINCIPLE
     AMOUNT         DESCRIPTION                                                      VALUE ($)
------------------------------------------------------------------------------------------------
                    CALL OPTIONS PURCHASED -- 0.3%

                    OPTIONS ON BONDS -- 0.3%
      25,000,000    Bellsouth Telecommunications, 7.00%, 12/01/95, Expires
                        10/26/06, Strike 100.00                                          732,780
                                                                                   -------------

                    TOTAL CALL OPTIONS PURCHASED (COST $312,500)                         732,780
                                                                                   -------------
                    SHORT-TERM INVESTMENTS -- 1.1%
                    CASH EQUIVALENTS -- 1.1%

$      2,514,602    Merrimac Cash Fund                                                 2,514,602
                                                                                   -------------

                    TOTAL SHORT-TERM INVESTMENTS
                    (COST $2,514,602)                                                  2,514,602
                                                                                   -------------

                    TOTAL INVESTMENTS -- 100.5%
                    (Cost $319,910,906)                                              225,376,257

                    Other Assets and Liabilities (net) -- (0.5%)                      (1,254,536)
                                                                                   -------------

                    TOTAL NET ASSETS -- 100.0%                                     $ 224,121,721
                                                                                   =============

                    NOTES TO THE SCHEDULE OF INVESTMENTS:

                    144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

                    AMBAC - Insured as to the payment of principal and
                        interest by AMBAC Assurance Corporation

                    CapMAC - Insured as to the payment of principal and
                        interest by Capital Markets Assurance Corporation

                    CBO - Collateralized Bond Obligation

                    CDO - Collateralized Debt Obligation

                    NOTES TO THE SCHEDULE OF INVESTMENTS -- CONTINUED EMTN - Euromarket Medium Term Note

               See accompanying notes to the financial statements.

                    FGIC - Insured as to the payment of principal and
                        interest by Financial Guaranty Insurance Corporation

                    FSA -  Insured as to the payment of principal and interest by Financial Security Assurance

                    GBP -  British Pound

                    MBIA -  Insured as to the payment of principal and interest by MBIA Insurance Corp

                    Variable and step up rates - The rates shown on variable
                        and step up rate notes are the current interest rates at November 30, 2003, which are subject to change based on the terms of the security, including varying reset dates.

                     *  Non-income producing security.

                    (a) All or a portion of this security is held as collateral for open swap contracts (Note 7).

                    (b) All or a portion of this security has been segregated
                           to cover margin requirements on open financial futures contracts (Note 7).

                    (c) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

                    (d) GMO Alpha LIBOR Fund held 81.6% of GMO SPV I, LLC at
                           November 30, 2003. GMO SPV I, LLC is comprised of the following underlying assets:

  PAR VALUE ($)     DESCRIPTION                                                      VALUE ($)
------------------------------------------------------------------------------------------------
   49,500,000       NPF VI Inc Series 02-1A Class A, 144A,
                        Variable Rate, 1 mo. LIBOR +.95%, 2.69%, due 02/01/08          5,940,000
   60,000,000       NPF XII Inc Series 02-1 Class A, 144A,
                        Variable Rate, 1 mo. LIBOR +.65%, 2.39%, due 05/02/05          7,200,000
   22,000,000       NPF XII Inc Series 00-3 Class A, 144A,
                        Variable Rate, 1 mo. LIBOR +.45%, 2.20%, due 12/01/05          2,640,000
                                                                                   -------------
                                                                                      15,780,000
                                                                                   -------------
                                                                                          91,562
                                                                                   -------------
                    Other Assets and Liabilities                                      15,871,562
                                                                                   -------------

               See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- NOVEMBER 30, 2003

ASSETS:
    Investments, at value (cost $319,910,906) (Note 1)                             $   225,376,257
    Receivable for investments sold                                                        593,184
    Interest receivable                                                                  1,221,268
    Receivable for variation margin on open futures contracts (Notes 1 and 7)              184,000
    Receivable for open swap contracts (Notes 1 and 7)                                     520,052
    Receivable for expenses reimbursed by Manager (Note 3)                                  33,254
    Receivable from GMO SPV I, LLC                                                           8,806
                                                                                   ---------------

       Total assets                                                                    227,936,821
                                                                                   ---------------

LIABILITIES:
    Payable for investments purchased                                                    3,500,000
    Payable for open forward foreign currency contracts (Notes 1 and 7)                    226,245
    Accrued expenses                                                                        88,855
                                                                                   ---------------

       Total liabilities                                                                 3,815,100
                                                                                   ---------------
NET ASSETS                                                                         $   224,121,721
                                                                                   ===============

NET ASSETS CONSIST OF:
    Paid-in capital                                                                $   366,589,800
    Accumulated undistributed net investment income                                      6,369,332
    Accumulated net realized loss                                                      (54,734,677)
    Net unrealized depreciation                                                        (94,102,734)
                                                                                   ---------------
                                                                                   $   224,121,721
                                                                                   ===============

SHARES OUTSTANDING                                                                       9,381,478
                                                                                   ===============

NET ASSET VALUE PER SHARE                                                          $         23.89
                                                                                   ===============

               See accompanying notes to the financial statements.

STATEMENT OF OPERATIONS -- YEAR ENDED NOVEMBER 30, 2003

INVESTMENT INCOME:
    Interest (including securities lending income of $342)                         $     7,798,174
                                                                                   ---------------

       Total income                                                                      7,798,174
                                                                                   ---------------

EXPENSES:
    Legal fees                                                                             345,328
    Audit and tax fees                                                                      90,597
    Trustees fees and related expenses (Note 3)                                             87,275
    Custodian and transfer agent fees                                                       33,573
    Interest expense (Notes 1 and 7)                                                         8,119
    Miscellaneous                                                                            3,680
    Fees reimbursed by Manager (Note 3)                                                   (253,158)
                                                                                   ---------------
                                                                                           315,414
       Net expenses                                                                        315,414
                                                                                   ---------------

          Net investment income                                                          7,482,760
                                                                                   ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain (loss) on:
       Investments                                                                     (43,199,669)
       Closed futures contracts                                                           (713,908)
       Closed swap contracts                                                               293,150
       Foreign currency, forward contracts and foreign currency related
          transactions                                                                    (277,147)
                                                                                   ---------------

          Net realized loss                                                            (43,897,574)
                                                                                   ---------------

    Change in net unrealized appreciation (depreciation) on:
       Investments                                                                      37,711,254
       Open futures contracts                                                              302,634
       Open swap contracts                                                                 520,052
       Foreign currency, forward contracts and foreign currency related
          transactions                                                                    (504,398)
                                                                                   ---------------

          Net unrealized gain                                                           38,029,542
                                                                                   ---------------

       Net realized and unrealized loss                                                 (5,868,032)
                                                                                   ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $     1,614,728
                                                                                   ===============

               See accompanying notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE PERIOD
                                                                   MARCH 1,2002
                                               YEAR ENDED             THROUGH              YEAR ENDED
                                           NOVEMBER 30, 2003     NOVEMBER 30, 2002*    FEBRUARY 28, 2002
                                           -----------------    -------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                   $       7,482,760    $        35,057,752    $      67,631,921
   Net realized gain (loss)                      (43,897,574)            (9,458,422)          10,857,842
   Change in net unrealized
    appreciation (depreciation)                   38,029,542           (120,340,832)         (26,022,121)
                                           -----------------    -------------------    -----------------
   Net increase (decrease) in net
    assets from operations                         1,614,728            (94,741,502)          52,467,642
                                           -----------------    -------------------    -----------------

Distributions to shareholders from:
    Net investment income                                 --             (8,124,881)         (76,537,894)
    Net realized gains                                    --             (4,222,800)                  --
                                           -----------------    -------------------    -----------------

                                                          --            (12,347,681)         (76,537,894)
                                           -----------------    -------------------    -----------------
Fund share transactions: (Note 6)
   Proceeds from sale of shares                      324,210            464,399,000          866,500,000
   Net asset value of shares issued
    to shareholders in payment of
    distributions declared                                --             12,347,681           76,537,894
   Cost of shares repurchased                    (59,532,346)        (1,528,653,659)        (998,429,701)
                                           -----------------    -------------------    -----------------
   Net decrease in net assets
    resulting from Fund share
    transactions                                 (59,208,136)        (1,051,906,978)         (55,391,807)
                                           -----------------    -------------------    -----------------
     Total decrease in net assets                (57,593,408)        (1,158,996,161)         (79,462,059)

NET ASSETS:
   Beginning of period                           281,715,129          1,440,711,290        1,520,173,349
                                           -----------------    -------------------    -----------------

   End of period (including
    undistributed net investment income
    of $6,369,332, distributions in
    excess of net investment income
    of $548,547, undistributed net
    investment income of $7,373,868,
    respectively)                          $     224,121,721    $    281,715,129       $   1,440,711,290
                                           =================    ===================    =================

* The Fund changed its fiscal year end from February 28 to November 30.

               See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 PERIOD FROM
                                            YEAR ENDED           MARCH 1, 2002
                                           NOVEMBER 30,            THROUGH
                                               2003           NOVEMBER 30, 2002*
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $      23.77        $      25.66
                                           ------------        ------------
Income from investment operations:
  Net investment income                            0.71++              0.65++
  Net realized and unrealized gain (loss)         (0.59)              (2.31)
                                           ------------        ------------
     Total from investment operations              0.12               (1.66)
                                           ------------        ------------
Less distributions to shareholders:
  From net investment income                         --               (0.15)
  From net realized gains                            --               (0.08)
                                           ------------        ------------
     Total distributions                             --               (0.23)
                                           ------------        ------------
NET ASSET VALUE, END OF PERIOD             $      23.89        $      23.77
                                           ============        ============

TOTAL RETURN(a)                                    0.50%              (6.53)%+

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)        $    224,122        $    281,715
  Net operating expenses to average
     daily net assets                              0.13%               0.01%**
  Interest expense to average daily
     net assets(b)                                   --(e)             0.03%**
  Total net expenses to average
     daily net assets                              0.13%               0.04%**
  Net investment income to average
     daily net assets                              2.96%               3.35%**
  Portfolio turnover rate                            80%                 39%+
  Fees and expenses reimbursed by
     the Manager to average daily
     net assets:                                   0.10%               0.02%**

                                                                 YEAR ENDED
                                                               FEBRUARY 28/29,
                                           ---------------------------------------------------
                                                2002              2001(c)           2000***
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $       26.14      $       25.29      $       25.00
                                           -------------      -------------      -------------
Income from investment operations:
  Net investment income                             1.23++             1.83++             0.26
  Net realized and unrealized gain (loss)          (0.27)              0.07               0.03
                                           -------------      -------------      -------------
     Total from investment operations               0.96               1.90               0.29
                                           -------------      -------------      -------------
Less distributions to shareholders:
  From net investment income                       (1.44)             (1.05)                --
  From net realized gains                             --                 --                 --
                                           -------------      -------------      -------------
     Total distributions                           (1.44)             (1.05)                --
                                           -------------      -------------      -------------
NET ASSET VALUE, END OF PERIOD             $       25.66      $       26.14      $       25.29
                                           =============      =============      =============

TOTAL RETURN(a)                                     3.69%              7.61%              1.16%+

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)        $   1,440,711      $   1,520,173      $     338,101
  Net operating expenses to average
     daily net assets                                 --(d)              --(d)              --**(d)
  Interest expense to average daily
     net assets(b)                                  0.05%              0.20%              0.40%**
  Total net expenses to average
     daily net assets                               0.05%              0.20%              0.40%**
  Net investment income to average
     daily net assets                               4.67%              7.05%              6.77%**
  Portfolio turnover rate                             29%                39%                 4%+
  Fees and expenses reimbursed by
     the Manager to average daily
     net assets:                                    0.02%              0.02%              0.02%**

(a) The total return would have been lower had certain expenses not been reimbursed during the period shown.
(b) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(c) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change on net investment income and net realized and unrealized gains and losses per share for the year ended February 28, 2001 was less than $0.01 per share. The effect of this change decreased the ratio of net investment income to average net assets from 7.06% to 7.05%. Per share and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(d) Net operating expenses as a percentage of average daily net assets were less than 0.01%.
(e) Interest expense as a percentage of average daily net assets was less than 0.01%.
+    Not annualized.
++   Computed using average shares outstanding throughout the period.
*    The Fund changed its fiscal year end from February 28 to November 30.
**   Annualized.
*** Period from December 31, 1999 (commencement of operations) to February 29, 2000.

               See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2003

1.   SIGNIFICANT ACCOUNTING POLICIES

     GMO Alpha LIBOR Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund's investment objective is high total return comparable to the 3-month London Inter-Bank Offer Rate ("LIBOR"). The Fund seeks to achieve its objective by investing primarily in relatively high quality, low volatility fixed income instruments. The Fund's benchmark is the J.P. Morgan U.S. 3-Month Cash Index. (See Note 2)

     Shares of GMO Alpha LIBOR Fund are not publicly offered and are principally available only to other GMO Funds of the Trust and certain accredited investors. Presently the Fund is closed to new investment.

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Shares of investment funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value. The prices provided by the Manager may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At November 30, 2003, the total value of such securities represented 5.8% of net assets. See also Note 2 for a description of the valuation of GMO SPV I, LLC.

     Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

     Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain securities held by the Fund were valued solely on the basis of a price provided by the principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At November 30, 2003, the total value of these securities represented 14% of net assets.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the

     Fund has committed to buy or sell is shown under Note 7 and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of November 30, 2003.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 7 for all open futures contracts as of November 30, 2003.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies that it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At November 30, 2003, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are closed are offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. See Schedule of Investments for all open purchased option contracts as of November 30, 2003.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     LOAN AGREEMENTS
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

     INDEXED SECURITIES
     The Fund may invest in indexed securities the redemption values and/or coupons of which are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. The Fund also may enter into structured warrants, which are derivatives like swaps and have risks similar to swaps. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See Note 7 for a summary of open swap agreements as of November 30, 2003.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited.

     REVERSE REPURCHASE AGREEMENTS
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. At November 30, 2003, the Fund held no open reverse repurchase agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At November 30, 2003, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     As of November 30, 2003, the components of distributable earnings on a tax basis consisted of $6,124,444 of undistributed ordinary income. The temporary differences between book and tax basis distributable earnings are primarily due to foreign currency transactions.

     At November 30, 2003, the Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Code, of $31,480,776 expiring in 2010.

     The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of November 30, 2003. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to foreign currency transactions, the transaction described in Note 2 and redemption in kind transactions. The net loss from redemption in kind transactions was $15,763,857. The financial highlights exclude these adjustments.

                     ACCUMULATED           ACCUMULATED
                  UNDISTRIBUTED NET     UNDISTRIBUTED NET        PAID-IN
                  INVESTMENT INCOME       REALIZED GAIN          CAPITAL
                 -------------------   -------------------   ---------------
                 $          (564,881)  $        17,289,746   $   (16,724,865)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Income is not recognized, nor are premium and discount amortized on securities for which collection in the ordinary course of business is not expected. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in principal or face amount of these securities is recorded as interest income.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2.   CREATION OF GMO SPV I, LLC

     In November 2002, the sponsor of certain asset-backed securities held by the Fund defaulted on its obligations with respect to these securities. National Century Financial Enterprises ("National Century"), the sponsor of $3.35 billion of health care asset-backed receivables (the "NPF bonds"), including two series held by the Fund, NPF VI and NPF XII, allegedly violated the terms of the bonds' indentures by, among other things, purportedly spending cash collateral, accepting collateral other than permitted receivables, moving receivables between trusts to meet compliance tests and reimbursing health care providers for more than the value of receivables purchased. National Century, its affiliated operations, the trusts, and many of the health care providers have declared bankruptcy. Federal authorities are currently investigating the circumstances surrounding the defaults. As a result of these events, no active market currently exists for the NPF bonds, and therefore the Fund may be exposed to the bonds for an indefinite period.

     On November 26, 2002, approximately 78% of the Fund's assets were transferred to a new fund, the GMO Short-Duration Collateral Fund ("SDCF"). The Fund retained the National Century Financial Enterprises bonds (through its investment in GMO SPV I, LLC (the "SPV")(See below)) and generally retained other lower quality issues. Effective November 30, 2002, the Fund changed its fiscal year end from February 28 to November 30.

     The NPF bonds have been placed in the SPV to facilitate the redemption of the NPF bonds in-kind, if necessary, to protect the interests of non-redeeming shareholders. The Fund has joined with certain other holders of the NPF bonds in filing a lawsuit against certain parties related to the National Century offerings, including the indenture trustees, underwriters, and certain other parties. The Fund's pro rata portion of the costs associated with this action, together with any other costs incurred in connection with the Fund's attempted recovery of losses associated with the NPF bonds, will be borne by the Fund.

     In connection with the Fund's placement of the NPF bonds in the SPV, the Fund assigned to the SPV the right to any proceeds received in connection with these claims. The recovery of losses or costs by the Fund (through investment in SPV), if any, is unknown at this time.

     As of the date of this report (January 29, 2004), the NPF bonds are valued at 11% of par value (the current bid for the bonds) and the SPV represents approximately 5% of the Fund's net assets.

     On January 23, 2004, GMO Trust's Trustees approved a tax-free reorganization, subject to Fund shareholder approval, between the Fund and GMO Short-Duration Collateral Fund, whereby the Fund will transfer substantially all of its assets (other than SPV units, claims relating to legal proceedings involving the NPF bonds and cash (not to exceed $500,000)) to SDCF in exchange for shares of SDCF for distribution to Fund shareholders prior to March 31, 2004. Upon completion of the reorganization, the Fund's investment objective and operating policies will change.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO does not charge the Fund any management or service fees. In addition, GMO has contractually agreed to reimburse all of the Fund's expenses (excluding brokerage commissions and other investment-related costs, hedging transaction fees, fees and expenses of the independent Trustees of the Trust (including legal fees), extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) until June 30, 2004.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the year ended November 30, 2003, was $55,559. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     For the year ended November 30, 2003, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                       PURCHASES            SALES
                                                     --------------    ---------------
     U.S. Government securities                      $   69,294,077     $  21,163,125
     Investments (non-U.S. Government securities)       115,822,688       173,213,340

     At November 30, 2003, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                           GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
          AGGREGATE COST     APPRECIATION       DEPRECIATION      DEPRECIATION
          --------------   ----------------   ----------------   ---------------
          $  339,571,876   $      1,782,481   $   (115,978,100)  $  (114,195,619)

5.   PRINCIPAL SHAREHOLDERS

     At November 30, 2003, 60.3% of the outstanding shares of the Fund were held by three shareholders each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                          FOR THE PERIOD
                                                      YEAR ENDED       MARCH 1, 2002 THROUGH
                                                     NOVEMBER 30,                             *
                                                        2003            NOVEMBER 30, 2002
                                                   -----------------------------------------
     Shares sold                                              13,488              18,062,276
     Shares issued to shareholders in
        reinvestment of distributions                             --                 480,081
     Shares repurchased                                   (2,483,384)            (62,845,666)
                                                   -----------------   ---------------------
     Net decrease                                         (2,469,896)            (44,303,309)

     Fund shares:
        Beginning of period                               11,851,374              56,154,683
                                                   -----------------   ---------------------
        End of period                                      9,381,478              11,851,374
                                                   =================   =====================

     * Change in fiscal year end. See Note 1.

7.   FINANCIAL INSTRUMENTS

     A summary of outstanding financial instruments at November 30, 2003 is as follows:

     FORWARD CURRENCY CONTRACTS

     SETTLEMENT                UNITS                     NET UNREALIZED
        DATE      DELIVER   OF CURRENCY      VALUE        DEPRECIATION
     ----------   -------   -----------   ------------   --------------
       Sales

      1/27/04       GBP       5,500,000   $  9,419,715   $     (226,245)
                                                         ==============

     GBP - British Pound

     FUTURES CONTRACTS

     NUMBER OF                              EXPIRATION     CONTRACT      NET UNREALIZED
     CONTRACTS             TYPE                DATE          VALUE        APPRECIATION
     ---------   ------------------------   ----------   -------------   --------------
       Sales

        368      U.S. Treasury Note 5 Yr.   March 2004   $  40,920,634   $      302,634
                                                                         ==============

     REVERSE REPURCHASE AGREEMENTS

     Average balance outstanding             $  4,902,103
     Average interest rate                           1.13%
     Maximum balance outstanding             $  4,902,103
     Average shares outstanding                10,558,596
     Average balance per share outstanding   $       0.46

     Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

     SWAP AGREEMENTS

                                                                                       NET UNREALIZED
         NOTIONAL          EXPIRATION                                                   APPRECIATION
          AMOUNT              DATE                      DESCRIPTION                    (DEPRECIATION)
     ------------------    ----------   --------------------------------------------   --------------
     INTEREST RATE SWAPS

     10,000,000 USD          3/4/08     Agreement with JP Morgan Chase Bank dated      $      155,540
                                        3/4/03 to pay the notional amount
                                        multiplied by 3.096% and to receive the
                                        notional amount multiplied by the 3 month
                                        Floating Rate LIBOR adjusted by a specified
                                        spread.

     11,400,000 USD         2/25/13     Agreement with Bank of America N.A. dated             315,537
                                        2/24/03 to pay the notional amount
                                        multiplied by 4.25% and to receive the
                                        notional amount multiplied by the 3 month
                                        Floating Rate LIBOR adjusted by a specified
                                        spread.

     TOTAL RETURN SWAPS

     10,000,000 USD          1/1/04     Agreement with Lehman Brothers Special                  9,165
                                        Financing Inc. dated 8/26/03 to receive
                                        (pay) the notional amount multiplied by the
                                        change in market value of Lehman Brothers
                                        CMBS AAA Index and to pay the initial
                                        market value multiplied by the 1 month
                                        LIBOR adjusted by a specified spread.

     15,000,000 USD         2/02/04     Agreement with JP Morgan Chase Bank dated              39,810
                                        10/16/03 to receive (pay) the notional
                                        amount multiplied by the change in market
                                        value of Lehman Brothers CMBS AAA 8.5 yr.
                                        Index and to pay the initial market value
                                        multiplied by the 1 month LIBOR adjusted by
                                        a specified spread.
                                                                                       --------------
                                                                                       $      520,052
                                                                                       ==============

     See Notes to the Schedule of Investments for definitions of currency abbreviations.

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO ALPHA LIBOR FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Alpha LIBOR Fund (the "Fund") (a series of GMO Trust) at November 30, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
January 29, 2004

TRUSTEES AND OFFICERS (UNAUDITED)
The following tables list the Trust's Trustees and officers; their address and date of birth ("DOB"); their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

INDEPENDENT TRUSTEES:

                                                                         NUMBER OF
                                         TERM OF                       PORTFOLIOS IN
                                      OFFICE(1) AND     PRINCIPAL          FUND            OTHER
                       POSITION(S)      LENGTH OF     OCCUPATION(S)       COMPLEX      DIRECTORSHIPS
  NAME, ADDRESS,      HELD WITH THE       TIME         DURING PAST      OVERSEEN BY       HELD BY
     AND DOB              TRUST          SERVED         FIVE YEARS        TRUSTEE         TRUSTEE
-------------------   -------------   -------------   --------------   -------------   -------------
Jay O. Light          Trustee         Since May       Professor of
c/o GMO Trust                         1996            Business              40             *(2)
40 Rowes Wharf                                        Administration
Boston, MA 02110                                      and Senior
DOB: 10/03/1941                                       Associate
                                                      Dean,
                                                      Harvard
                                                      University.

Donald W. Glazer,     Trustee         Since           Advisory
Esq.                                  December        Counsel,              40             None
c/o GMO Trust                         2000            Goodwin
40 Rowes Wharf                                        Procter LLP;
Boston, MA 02110                                      Secretary
DOB: 07/26/1944                                       and
                                                      Consultant,
                                                      Provant,
                                                      Inc.
                                                      (provider of
                                                      performance
                                                      improvement
                                                      training
                                                      services and
                                                      products)
                                                      (1998 -
                                                      present);
                                                      Consultant -
                                                      Business and
                                                      Law.

INTERESTED TRUSTEE:

                                                                         NUMBER OF
                                         TERM OF                       PORTFOLIOS IN
                                      OFFICE(1) AND     PRINCIPAL          FUND            OTHER
                       POSITION(S)      LENGTH OF     OCCUPATION(S)       COMPLEX      DIRECTORSHIPS
  NAME, ADDRESS,      HELD WITH THE       TIME         DURING PAST      OVERSEEN BY       HELD BY
     AND DOB              TRUST          SERVED         FIVE YEARS        TRUSTEE         TRUSTEE
-------------------   -------------   -------------   --------------   -------------   -------------
R. Jeremy             Chairman of     Since           Member,
Grantham(3)           the Board of    September       Grantham,             40              None
c/o GMO Trust         Trustees        1985;           Mayo, Van
40 Rowes Wharf                        President       Otterloo &
Boston, MA 02110                      from            Co. LLC.
DOB: 10/06/1938                       February
                                      2002 -
                                      October
                                      2002;
                                      President
                                      Quantitative
                                      from
                                      September
                                      1985 -
                                      February
                                      2002.

(1) Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
(2) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or subject to the requirements of
    Section 15(d) of the Exchange Act and neither of these companies is a registered investment company.
(3) Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the Investment Company Act of 1940, as amended.

OFFICERS:

                                                                 TERM OF
                                POSITION(S)                   OFFICE(4) AND                      PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS,            HELD WITH THE                    LENGTH OF                              DURING PAST
        AND DOB                    TRUST                       TIME SERVED                              FIVE YEARS
------------------------  ------------------------  ---------------------------------  ------------------------------------------
Scott Eston               President and Chief       President and Chief Executive      Chief Financial Officer (1997 - present),
c/o GMO Trust             Executive Officer         Officer since October 2002; Vice   Chief Operating Officer
40 Rowes Wharf                                      President from August 1998 -       (2000 - present) and Member, Grantham,
Boston, MA 02110                                    October 2002.                      Mayo, Van Otterloo & Co. LLC.
DOB: 01/20/1956

Susan Randall Harbert     Chief Financial Officer   Chief Financial Officer Since      Member, Grantham, Mayo, Van Otterloo & Co.
c/o GMO Trust             and Treasurer             February 2000; Treasurer since     LLC.
40 Rowes Wharf                                      February 1998.
Boston, MA 02110
DOB: 04/25/1957

Brent Arvidson            Assistant Treasurer       Since August 1998.                 Senior Fund Administrator, Grantham, Mayo,
c/o GMO Trust                                                                          Van Otterloo & Co. LLC.
40 Rowes Wharf
Boston, MA 02110
DOB: 06/26/1969

William R. Royer, Esq.    Vice President and Clerk  Vice President since February      General Counsel, Anti-Money Laundering
c/o GMO Trust                                       1997; Clerk since March 2001 -     Reporting Officer (July 2002 - February
40 Rowes Wharf                                      present and May 1999 - August      2003) and Member, Grantham, Mayo, Van
Boston, MA 02110                                    1999.                              Otterloo & Co. LLC.
DOB: 07/20/1965

Elaine M. Hartnett, Esq.  Vice President and        Vice President since August        Associate General Counsel, Grantham, Mayo,
c/o GMO Trust             Secretary                 1999; Secretary since March 2001.  Van Otterloo & Co. LLC (June 1999 -
40 Rowes Wharf                                                                         present); Associate/Junior Partner, Hale
Boston, MA 02110                                                                       and Dorr LLP
DOB: 02/18/1945                                                                        (1991 - 1999).

Julie L. Perniola         Vice President and        Since February 2003.               Anti-Money Laundering Reporting Officer
c/o GMO Trust             Anti-Money Laundering                                        (February 2003 - present) and Compliance
40 Rowes Wharf            Compliance Officer                                           Officer, Grantham, Mayo,
Boston, MA 02110                                                                       Van Otterloo & Co. LLC.
DOB: 10/07/1970

(4) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

ITEM 2 CODE OF ETHICS.

        As of November 20, 2003, the Registrant adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002. For the year ended November 30, 2003, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the Code of Ethics. A copy of its Code of Ethics is filed with this Form N-CSR under Item 10 (a).

ITEM 3 AUDIT COMMITTEE FINANCIAL EXPERT.

        The Registrant's Board of Trustees has determined that the Registrant does not have an "audit committee financial expert" (as such term has been defined by the Securities and Exchange Commission in regulations implementing
Section 407 of the Sarbanes-Oxley Act of 2002) serving on its audit committee. The Registrant's Board believes that, although none of its members individually meets all required elements of the definition of an "audit committee financial expert", the members of the Registrant's audit committee collectively possess the knowledge and experience necessary to execute all of the audit committee's functions, duties and powers.

ITEM 4 PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable to this filing.

ITEM 5 AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable to this filing.

ITEM 6 [RESERVED]

ITEM 7 DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable to this filing.

ITEM 8 [RESERVED]

ITEM 9 CONTROLS AND PROCEDURES.

        (a) The Fund's Principal Executive Officer and Principal Financial Officer concluded that the Fund's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

        (b) After reviewing the Fund's existing policies and procedures relating to the documentation of the timing of receipt and processing of transactions in Fund shares, and in anticipation of requirements which are yet to take effect and which will require the Fund and all other registered investment companies to have "internal control over financial reporting", the Fund has implemented certain enhancements in its controls relating to the processing of transactions in Fund shares. We express no view as to whether these changes are material.

ITEM 10 (EXHIBITS):

        (a) (1) Code of Ethics described in Item 2 is attached.

        (a) (2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)              GMO Trust

     By (Signature and Title): /s/ Scott Eston
                               -----------------------------------------------
                               Scott Eston, Chief Executive Officer

                               Date February 9, 2004
                                    ----------------


Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

     By (Signature and Title): /s/ Scott Eston
                              ------------------------------------------------
                               Scott Eston, Chief Executive Officer

                               Date February 9, 2004
                                    ----------------


     By (Signature and Title): /s/ Susan Randall Harbert
                               -----------------------------------------------
                               Susan Randall Harbert, Chief Financial Officer

                               Date February 9, 2004
                                    ----------------